Restructuring Activities (Tables)	12 Months Ended
Dec. 31, 2014
Restructuring and Related Activities [Abstract]
Schedule of Restructuring and Related Costs [Table Text Block]

	Electronics	Corporate	Other	Total
	(Dollars in Millions)
December 31, 2011	$19	$—	$7	$26
Expense	36	4	39	79
Utilization	(54)	(1)	(11)	(66)
December 31, 2012	$1	$3	$35	$39
Expense	—	9	32	41
Reversals	(1)	—	(1)	(2)
Utilization	—	(9)	(40)	(49)
December 31, 2013	$—	$3	$26	$29
Expense	37	1	33	71
Utilization	(6)	(4)	(46)	(56)
Business divestiture	—	—	(3)	(3)
Foreign currency	(1)	—	(1)	(2)
December 31, 2014	$30	$—	$9	$39